Shareholders' equity - Non-controlling interests - Equity (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	€ 2,701	€ 2,594	€ 2,542
Debit part of equity attributable to non-controlling interests	(13)	(14)	(5)
Total equity attributable to non-controlling interests	2,688	2,580	2,537
Orange Polska and subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	987	973	988
Sonatel [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	736	744	731
Orange Belgium [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	275	273	268
Jordan Telecom and subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	166	164	156
Medi Telecom [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	€ 148	€ 153	€ 143